Hospice Revenue Recognition (Medicare Cap Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Hospice Revenue Recognition [Abstract]
Beginning Balance January 1,	$ 1,371	$ 1,981
Expense - 2012 measurement period	2,578
Reversal - 2011 measurement period	(786)
Expense - 2011 measurement period		1,110
Reversal - 2010 measurement period		(1,720)
Other	(198)
Ending Balance December 31,	$ 2,965	$ 1,371